October 14, 2011

PRAXIS MUTUAL FUNDS

SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 2, 2011

NOTICE OF TRANSFER AGENT ADDRESS CHANGE

Effective October 15, 2011, written inquiries to the transfer agent should be directed as follows:

Regular mail:	Overnight mail:

Praxis Mutual Funds	Praxis Mutual Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

All references in the Prospectus and Statement of Additional Information to the prior address of the transfer agent should be replaced with the new address.